ACCOUNT RECEIVABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ACCOUNT RECEIVABLES
NOTE 8 - ACCOUNT RECEIVABLES

NOTE 8 - ACCOUNT RECEIVABLES

As of September 30, 2021, account receivables consist of the following:

	September 30, 2021	December 31, 2020
Services fee receivable	$6,680,260	$2,609,520
	$6,680,260	$2,609,520

Account receivables is related to the services fee receivable from third party customers.

Account receivables from Weijafu for the nine months period ended September 30, 2021 were approximately 65.4% of the Company’s services fee receivables. Account receivables from Hainan Changtongfu for the nine months period ended September 30, 2021 were approximately 34.6% of the Company’s services fee receivables.

Account receivables from Weijafu for the nine months period ended September 30, 2020 were approximately 53.4% of the Company’s services fee receivables. Account receivables from a related company-Global Joy Co Ltd for the nine months period ended September 30, 2020 were approximately 46.5% of the Company’s services fee receivables.

NOTE 6 - ACCOUNT RECEIVABLES

As of December 31, 2020, account receivables consist of the following:

	December 31, 2020	December 31, 2019
Account Receivables	$2,609,520	-

 Account receivables-Third parties is related to the services fee receivable from a third party customer.